Earnings/(Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share

NOTE D — Earnings/(Loss) Per Share

The table below provides a reconciliation of the numerator and denominator of the basic and diluted earnings/(loss) per share (“EPS”) computations. Basic earnings/(loss) per share is calculated using the weighted average number of common shares outstanding as the denominator and net earnings/(loss) as the numerator. Diluted earnings/(loss) per share is calculated by adding all potentially dilutive shares to the weighted average number of common shares outstanding for the numerator. All anti-dilutive shares are excluded from the computation of diluted earnings/(loss) per share.

The calculations below provide net earnings/(loss), average common shares outstanding, and the resultant earnings/(loss) per share for both basic and diluted EPS for the years ended December 31, 2011, 2010, and 2009.

($ in thousands, except per share amounts)	Net Earnings (Numerator)	Shares (In thousands) (Denominator)	Per Share Amount

2011
Basic EPS	$20,967	34,321	$0.61
Effect of dilutive securities:
Equity-based compensation plans	—	685

Diluted EPS	$20,967	35,006	$0.60

2010
Basic EPS	$22,038	34,090	$0.65
Effect of dilutive securities:
Equity-based compensation plans	—	759	—

Diluted EPS	$22,038	34,849	$0.63

2009
Basic EPS	$(34,050)	33,823	$(1.01)
Effect of dilutive securities:
Equity-based compensation plans	—	—	—

Diluted EPS	$(34,050)	33,823	$(1.01)

The following table shows the securities that could potentially dilute EPS in the future, but have been excluded from the 2011, 2010, and 2009 diluted earnings/(loss) per share calculations because they are either anti-dilutive or the exercise price exceeds the average market price.

	Year ended December 31,
(Number of shares in thousands)	2011	2010	2009

Stock options	539	587	1,179
Restricted stock units	—	—	1,103
Securities related to the subordinated convertible debt	—	—	738